Fees Summary	Dec. 15, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 198,226,955.13
Previously Paid Amount	0.00
Total Fee Amount	27,375.14
Total Offset Amount	0.00
Net Fee	$ 27,375.14